Inventories (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Inventories [Abstract]
Inventory write-downs	$ 27	$ 112	$ 0